Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.76%
Education Revenue Bonds — 7.22%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,345,000	$ 1,385,175
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	876,837
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,732,200
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	836,448
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,000,000	2,242,540
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,005,720
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project)
144A 5.00% 6/1/32 #	375,000	388,339
144A 5.75% 6/1/42 #	750,000	780,787
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/30	510,000	535,219
5.00% 7/1/32	560,000	592,967
5.00% 7/1/33	585,000	618,129
5.00% 7/1/34	415,000	437,547
5.00% 7/1/36	415,000	435,941
5.00% 7/1/37	550,000	575,278
5.00% 7/1/42	1,000,000	1,024,260
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,426,927
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,895,200
Series U-7 5.00% 6/1/46	1,000,000	1,165,470
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	992,820
NQ- 019 [0524] 0724 (3695088)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Hawking Steam Charter School Project) Series A 144A 5.00% 7/1/42 #	1,000,000	$ 1,011,570
(Partnerships to Uplift Communities Valley Project) 144A 5.00% 8/1/33 #	715,000	737,022
California State University Revenue
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,099,720
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A 6.125% 11/1/33 #	2,215,000	2,218,943
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	298,497
Series A 5.00% 8/1/55	800,000	750,728
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	1,978,340
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,750,825
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	355,362
Series A 5.00% 7/1/32	235,000	238,060
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series 2024A 144A 5.25% 4/1/39 #	1,520,000	1,554,367
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,055,077
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,217,293
4.00% 7/1/44	1,120,000	1,028,104
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	419,008
Series A 5.00% 6/15/29	400,000	409,124
2    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association Revenue
(Alturas International Academy Project) 4.00% 5/1/52	1,400,000	$ 1,176,434
(Anser of Idaho Project) Series A 4.00% 5/1/30	250,000	246,677
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	535,972
(Sage International School of Boise Project)
Series A 4.00% 5/1/40	1,330,000	1,229,971
Series A 4.00% 5/1/55	1,540,000	1,269,391
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	401,520
Series A 5.00% 2/15/28	260,000	262,889
Series A 5.00% 2/15/30	390,000	394,797
Series A 5.00% 2/15/32	265,000	267,944
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	621,642
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	578,622
Series A-1 5.00% 7/1/44 (BAM)	625,000	655,569
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	403,044
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	249,168
Series A 144A 5.00% 7/1/50 #	925,000	875,984
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	438,357
Series A 4.00% 7/1/40	500,000	464,810
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,250,000	2,418,142
Series B 5.00% 2/15/34	1,000,000	1,154,600
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/30	520,000	523,078
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Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami)
Series A 5.00% 4/1/31	1,090,000	$ 1,096,562
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,285,728
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	6,190,000	6,415,130
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,162,575
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	904,770
Public Finance Authority, Wisconsin Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,208,290
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,862,844
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,367,731
University of Minnesota Revenue
Series A 5.00% 4/1/34	1,855,000	1,898,834
Washington State Housing Finance Commission Revenue
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,945,359
5.00% 7/1/38	1,000,000	1,058,890
Westchester County, New York Local Development Revenue
(Pace University) Series A 5.00% 5/1/34	4,150,000	4,150,456
		83,595,624
4    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 4.20%
American Municipal Power Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	$ 1,342,755
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series C 5.25% 1/1/54 •	3,325,000	3,476,853
Guam Power Authority Revenue
Series A 5.00% 10/1/32	4,000,000	4,252,960
Series A 5.00% 10/1/33	2,915,000	3,098,907
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	915,000	943,923
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	540,900
5.25% 12/1/40	500,000	535,810
5.25% 12/1/41	650,000	692,712
5.25% 12/1/42	1,000,000	1,063,450
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	6,394,437
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	402,800
Series TT 5.00% 7/1/32 ‡	1,555,000	412,075
Series WW 5.25% 7/1/33 ‡	1,015,000	268,975
Series WW 5.50% 7/1/17 ‡	2,200,000	577,500
Series WW 5.50% 7/1/19 ‡	1,710,000	448,875
Series WW 5.50% 7/1/38 ‡	1,925,000	510,125
Series XX 5.25% 7/1/40 ‡	4,630,000	1,226,950
Series ZZ 5.00% 7/1/19 ‡	2,990,000	784,875
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	5,140,200
Series A 5.00% 1/1/43	1,135,000	1,223,042
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AGM)	3,000,000	3,298,410
Series E 5.25% 12/1/38 (AGM)	1,615,000	1,766,358
Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/35	5,090,000	5,181,874
NQ- 019 [0524] 0724 (3695088)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Utility Debt Securitization Authority Restructuring Bonds Revenue
5.00% 12/15/36	5,000,000	$ 5,082,800
		48,667,566
Healthcare Revenue Bonds — 8.09%
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project) 4th Tier Series D 5.25% 1/1/37	915,000	667,959
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,028,150
California Health Facilities Financing Authority Revenue
(Children's Hospital of Orange County) Series A 2.125% 11/1/41	5,000,000	3,369,400
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,600,000	5,192,802
(Sutter Health) Series A 5.00% 11/15/38	760,000	790,620
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,575,450
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	963,370
Series A-2 5.00% 8/1/37	1,105,000	1,160,383
Cuyahoga County, Ohio Revenue
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,010,460
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group)
Series A 4.00% 8/15/45	655,000	576,125
Series A 4.00% 8/15/50	1,950,000	1,666,801
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/51	515,000	374,513
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	683,174
6    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/41	500,000	$ 475,295
(Royal Oaks Life Care Community)
4.00% 5/15/27	620,000	602,677
4.00% 5/15/30	1,385,000	1,324,060
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	875,000	779,537
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	3,540,000	3,923,559
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond)
Series A 5.00% 10/1/42	650,000	678,938
Series A 5.00% 10/1/47	525,000	540,629
Series A 5.00% 10/1/52	1,750,000	1,787,415
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	3,750,000	3,637,575
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	691,425
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	464,445
Jacksonville, Alabama Public Educational Building Authority Revenue
(JSU Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,530,000	1,624,401
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/29	630,000	618,162
Series A 5.25% 5/15/37	1,400,000	1,268,806
Lancaster County, Pennsylvania Hospital Authority Revenue
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,495,537
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,074,190
NQ- 019 [0524] 0724 (3695088)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	$ 1,288,580
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,048,920
Michigan Finance Authority Revenue
4.00% 12/1/40	2,185,000	2,126,464
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	713,860
Series D 4.00% 12/1/38	1,200,000	1,129,188
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,195,512
National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,000,187
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	925,270
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,455,438
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/32 #	700,000	651,049
144A 5.00% 12/1/33 #	1,000,000	920,390
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	1,022,160
Series B 5.25% 8/15/48	2,000,000	2,030,000
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	381,250
Series A 144A 6.75% 12/1/53 #, ‡	875,000	333,594
8    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	$ 3,139,830
Series B-2 5.00% 7/1/42	1,500,000	1,530,900
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,868,278
Rhode Island Health and Educational Building Revenue
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	607,050
5.00% 5/15/41	700,000	735,896
5.00% 5/15/42	700,000	733,194
5.00% 5/15/43	700,000	730,037
5.25% 5/15/49	2,000,000	2,092,120
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,268,620
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	4,815,559
Series B-1 4.25% 11/15/26	1,400,000	1,373,190
Tempe City, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	843,000
Westchester County Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AGM)	500,000	531,000
5.75% 11/1/48 (AGM)	1,875,000	2,114,663
		93,651,057
Housing Revenue Bonds — 3.86%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) 4.50% 7/1/41	1,500,000	1,508,595
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38	2,500,000	2,579,600
Series K 5.25% 10/1/43	2,800,000	2,894,276
NQ- 019 [0524] 0724 (3695088)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Maryland Community Development Administration Revenue
Series C 4.375% 9/1/43	1,640,000	$ 1,616,040
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38	1,250,000	1,310,963
Series G 5.15% 9/1/43	2,610,000	2,690,884
New York City Housing Development Revenue
4.60% 8/1/48	2,495,000	2,472,146
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,008,960
North Carolina Housing Finance Agency Revenue
4.875% 7/1/42	4,755,000	4,843,633
North Dakota Housing Finance Agency Revenue
4.50% 7/1/43	1,740,000	1,747,708
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 143-A 5.125% 10/1/41	3,350,000	3,483,866
Series A 4.85% 10/1/43	10,730,000	10,884,941
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43	4,500,000	4,680,900
		44,722,512
Industrial Development Revenue/Pollution ControlRevenue Bonds — 18.32%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	331,200
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	8,008,462
Black Belt Energy Gas District, Alabama Revenue
Series A 4.00% 6/1/51 •	5,000,000	4,924,300
(Gas Project) Series A 5.25% 5/1/55 •	5,000,000	5,367,850
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	7,060,000	5,163,119
Series A-2 4.00% 6/1/48	1,700,000	1,514,122
Series B-2 5.00% 6/1/55	4,000,000	3,584,120
10    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	$ 3,662,470
Series B-1 4.00% 2/1/52 •	4,910,000	4,874,795
Series D 5.50% 5/1/54 •	7,000,000	7,423,500
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	16,875
(LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,709,879
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,310,163
Series A 5.00% 9/1/36	2,480,000	2,596,312
Series A 5.00% 9/1/42	250,000	259,230
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	4,750,000	4,851,413
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,146,568
Commonwealth of Pennsylvania Financing Authority Revenue
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,064,620
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 8.054% 6/1/60 #, ^	38,675,000	2,218,398
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.50% 7/1/57 (AMT) #, •	1,500,000	1,543,170
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	8,875,000	9,160,952
5.50% 7/1/53 (AMT)	5,225,000	5,437,449
144A 12.00% 7/15/32 (AMT) #, •	10,000,000	10,400,000
NQ- 019 [0524] 0724 (3695088)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II Georgia World Congress Center Authority Revenue
Series B 144A 5.00% 1/1/36 #	1,000,000	$ 979,070
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	2,210,000	1,888,489
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	4,616,124
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	4,475,036
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	4,135,000	4,318,181
Iowa Tobacco Settlement Authority Revenue
Series A-2 4.00% 6/1/38	300,000	292,146
Series A-2 4.00% 6/1/39	600,000	579,090
Series A-2 4.00% 6/1/40	300,000	286,350
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	1,175,000	1,054,046
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,930,208
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/34	4,850,000	5,087,698
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	3,490,000	2,418,186
Michigan Finance Authority Revenue
Series A Class 1 4.00% 6/1/49	2,000,000	1,779,940
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	717,913
Series B 7.00% 11/1/34	2,905,000	3,500,583
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) 144A 8.125% 1/1/50 (AMT) #, •	4,200,000	4,339,524
12    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	$ 1,906,027
New Jersey Tobacco Settlement Financing Revenue
Series B 5.00% 6/1/46	1,830,000	1,842,462
New York Counties Tobacco Trust V Pass-Through Revenue
(Capital Appreciation Turbo Asset-Backed) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	901,000
New York Liberty Development Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,540,000	4,021,440
New York Transportation Development Special Facilities Revenue
(American Airlines, Inc. - John F. Kennedy International Airport Project)
3.00% 8/1/31 (AMT)	6,030,000	5,636,603
5.00% 12/1/37 (AMT)	1,000,000	1,055,560
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/34 (AMT)	4,210,000	4,342,783
5.00% 1/1/36 (AMT)	3,000,000	3,086,190
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,593,910
Public Finance Authority, Wisconsin Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/52	200,000	197,158
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	4,200,000	4,460,988
5.25% 12/1/24	3,050,000	3,064,182
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	1,282,380
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	295,000
NQ- 019 [0524] 0724 (3695088)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No.3) Series A-1 5.50% 1/1/53 •	5,500,000	$ 5,831,100
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corporation project) Subseries A-2 2.10% 6/1/37 •	2,250,000	2,244,375
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,941,020
Suffolk Regional off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,170,200
Tennergy Gas Supply Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,362,864
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,851,539
(Capital Appreciation-3rd Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	261,012
TSASC, New York Revenue
Series A 5.00% 6/1/30	475,000	491,882
Series A 5.00% 6/1/31	475,000	491,392
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,945,000	2,961,286
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series B 5.20% 6/1/46 ~	1,250,000	1,202,475
Series C 1.96% 6/1/47 ^	58,500,000	15,957,630
Series D 2.466% 6/1/47 ^	8,185,000	2,183,349
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	2,720,000	2,656,379
		212,123,737
14    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 8.08%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	$ 5,485,300
Metropolitan Pier & Exposition Authority, Illinois Revenue
(Capital Appreciation-McCormick) Series MC 4.025% 12/15/37 (BAM) ^	7,000,000	3,999,800
(McCormick Place Expansion Project)
Series A 3.192% 12/15/56 (BAM) ^	12,000,000	2,301,600
Series A 4.00% 12/15/42	5,740,000	5,496,050
Series A 4.00% 12/15/47	11,560,000	10,546,997
Series A 4.00% 6/15/50 (BAM)	1,000,000	906,420
Series A 4.00% 6/15/52	1,970,000	1,768,824
Series A 4.00% 6/15/52 (BAM)	415,000	376,845
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,791,596
(Portal North Bridge Project)
Series A 5.00% 11/1/28	500,000	530,000
Series A 5.00% 11/1/31	1,000,000	1,091,900
New Jersey Transportation Trust Fund Authority Revenue
5.25% 6/15/43	4,750,000	5,161,113
Series A 5.00% 6/15/29	1,500,000	1,534,215
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,073,454
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	8,148,943
Series CC 5.25% 6/15/39	2,000,000	2,208,880
(Transportation System)
Series A 4.00% 6/15/35	1,810,000	1,829,421
Series A 5.00% 12/15/25	5,000,000	5,100,650
Series BB 4.00% 6/15/46	5,000,000	4,756,700
New York City, New York - Transitional Finance Authority Building Aid Revenue
Series S 5.00% 7/15/40	5,000,000	5,040,500
Series S-1 5.00% 7/15/30	2,000,000	2,013,220
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	718,630
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	7,232,500
NQ- 019 [0524] 0724 (3695088)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia College Building Authority Educational Facilities Revenue
(21st Century College And Equipment Programs) Series A 5.00% 2/1/29	4,000,000	$ 4,289,200
Virginia Public Building Public Facilities Authority Revenue
Series A 4.00% 8/1/39	5,000,000	5,070,150
		93,472,908
Local General Obligation Bonds — 3.30%
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	844,264
5.00% 4/1/36	320,000	326,902
Series B 4.00% 12/1/40	2,810,000	2,580,760
(Dedicated Revenues) Series D 5.00% 12/1/31	2,160,000	2,218,558
City & County of Denver, Colorado
Series B 5.00% 8/1/41	5,170,000	5,800,378
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,116,125
Series C 5.00% 1/1/26	1,280,000	1,300,122
City of Taylor, Texas Combination Tax
(Certificates of Obligation)
5.00% 8/15/36	800,000	896,744
5.00% 8/15/39	925,000	1,020,728
Illinois State
5.25% 10/1/47	3,180,000	3,371,341
Independent School District of Boise City, Ada & Boise Counties, Idaho
Series 2019 5.00% 8/1/31	850,000	912,577
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.125% 6/1/36 #	1,790,000	1,487,150
144A 4.25% 6/1/41 #	2,210,000	1,693,655
New York City, New York
Series A 4.00% 8/1/38	5,000,000	5,030,200
Series A 5.00% 8/1/47	3,500,000	3,703,525
Series A-1 5.00% 8/1/27	1,000,000	1,049,070
Series C 5.00% 8/1/30	2,355,000	2,561,157
West Branch Area School District, Pennsylvania
4.00% 5/15/35 (AGM)	410,000	411,468
4.00% 5/15/36 (AGM)	405,000	405,862
16    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
West Branch Area School District, Pennsylvania
4.00% 5/15/39 (AGM)	485,000	$ 472,516
		38,203,102
Pre-Refunded/Escrowed to Maturity Bonds — 1.72%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,069,150
California State Department of Water Resources
(Water System) Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	2,699,805
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	875,420
5.00% 7/1/46-24 §	1,425,000	1,425,684
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	878,756
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,051,030
New York State Dormitory Authority Revenue
(Touro College & University System) Series A 5.25% 1/1/34-24 §	1,335,000	1,336,335
University of Texas Permanent University Fund
Series B 5.00% 7/1/27-24 §	3,715,000	3,717,823
Washington State Housing Finance Commission Revenue
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	800,000	823,224
		19,877,227
Special Tax Revenue Bonds — 16.55%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
5.00% 5/1/31	670,000	700,485
5.00% 5/1/34	750,000	785,430
5.00% 5/1/35	850,000	888,870
5.00% 5/1/36	850,000	885,726
(City Center Refunding Project) 144A 5.00% 5/1/42 #	3,150,000	3,098,151
NQ- 019 [0524] 0724 (3695088)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,750,000	$ 5,773,345
Celebration Pointe, Florida Community Development District Revenue
5.00% 5/1/34	830,000	830,373
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	4,176,000
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.911% 11/1/43 •	26,286,863	16,330,714
Connecticut State Transportation Infrastructure Revenue
Series B 5.00% 10/1/30	3,375,000	3,586,579
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/25	1,900,000	1,915,998
5.00% 12/1/26	2,500,000	2,536,775
5.00% 12/1/29	600,000	610,572
5.00% 12/1/31	900,000	915,948
5.00% 12/1/32	1,800,000	1,830,528
5.00% 12/1/34	1,500,000	1,523,865
5.00% 12/1/35	1,200,000	1,217,400
5.00% 12/1/36	900,000	911,448
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	33,342,135	32,466,904
Harris County-Houston, Texas Sports Authority Revenue
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	1,809,621
Indianapolis, Indiana - Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,652,002
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	2,500,000	2,728,050
18    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	1,785,000	$ 1,852,527
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AGM)	4,050,000	4,332,568
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series B-2 5.00% 11/15/36	5,000,000	5,141,550
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,302,150
New York City, New York Transitional Finance Authority Building Aid Revenue
Subseries S-3A 5.00% 7/15/28	4,400,000	4,696,912
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Subseries C 5.00% 11/1/27	4,150,000	4,153,237
(Subordinate) Subseries E-1 5.00% 2/1/32	5,000,000	5,149,750
New York City, New York Transitional Finance Authority Revenue
Series G 5.00% 5/1/42	2,350,000	2,575,741
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series E 3.00% 3/15/50	1,500,000	1,112,550
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/41	1,500,000	1,645,980
New York State Thruway Authority Revenue
5.00% 3/15/41	5,000,000	5,437,900
Series A-1 3.00% 3/15/49	6,000,000	4,567,920
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A-1 4.00% 5/15/46	6,000,000	5,775,780
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AGM)	1,000,000	1,100,600
Series A 5.50% 9/1/43 (AGM)	1,000,000	1,094,730
NQ- 019 [0524] 0724 (3695088)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/44 (AGM)	1,000,000	$ 1,094,690
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.26% 7/1/51 ^	31,841,000	7,572,745
Series A-1 1.607% 7/1/46 ^	9,170,000	2,937,151
Series A-1 4.55% 7/1/40	5,765,000	5,806,162
Series A-1 4.75% 7/1/53	17,993,000	17,880,004
Series A-1 5.00% 7/1/58	1,330,000	1,330,426
Series A-2 4.329% 7/1/40	937,000	934,067
Series A-2 4.329% 7/1/40	4,516,000	4,501,865
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	415,000	408,074
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/33	1,000,000	1,111,070
5.25% 6/1/34	1,000,000	1,111,600
5.25% 6/1/35	1,000,000	1,115,850
5.25% 6/1/37	2,100,000	2,336,922
5.50% 6/1/40	2,000,000	2,217,200
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	487,725
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	992,093
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	665,000	645,116
		191,597,439
State General Obligation Bonds — 9.39%
California State
(Various Purpose)
4.00% 10/1/36	3,875,000	3,952,539
4.00% 10/1/37	2,000,000	2,037,340
5.00% 8/1/26	3,120,000	3,224,988
20    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 10/1/26	2,500,000	$ 2,591,200
5.00% 9/1/32	1,400,000	1,566,040
5.00% 8/1/33	4,100,000	4,224,435
5.00% 9/1/36	4,000,000	4,124,120
5.00% 10/1/42	2,000,000	2,204,340
5.00% 11/1/42	470,000	516,088
5.25% 9/1/47	1,000,000	1,105,830
Commonwealth of Massachusetts
Series A 5.00% 1/1/37	7,500,000	7,997,475
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/35	7,586,622	7,453,097
Series A-1 4.00% 7/1/37	8,316,690	8,068,853
Series A-1 4.00% 7/1/46	11,820,000	10,690,363
Connecticut State
Series F 5.00% 9/15/27	2,790,000	2,928,830
Illinois State
5.00% 1/1/28	1,630,000	1,655,461
5.00% 11/1/36	1,965,000	1,994,573
5.25% 2/1/30	2,410,000	2,414,989
5.25% 2/1/32	1,015,000	1,015,995
5.50% 5/1/39	2,500,000	2,707,250
Series A 4.00% 3/1/41	4,650,000	4,432,054
Series A 5.125% 12/1/29	3,260,000	3,393,986
Series B 4.00% 10/1/35	8,830,000	8,775,872
Series C 4.00% 10/1/37	1,710,000	1,682,349
Series D 5.00% 11/1/25	1,220,000	1,239,886
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,185,788
Series B 4.00% 11/1/38	1,810,000	1,769,691
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	3,440,000	3,579,802
Oregon State
(Article XI-Q State Projects) Series A 5.25% 5/1/45	2,590,000	2,863,116
Washington State
Series A 5.00% 8/1/35	3,000,000	3,329,700
NQ- 019 [0524] 0724 (3695088)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Washington State
Series E 5.00% 7/1/31	3,000,000	$ 3,021,870
		108,747,920
Transportation Revenue Bonds — 15.48%
Atlanta, Georgia Department of Aviation Revenue
Series B 5.00% 7/1/32 (AMT)	1,000,000	1,079,530
Series B 5.00% 7/1/33 (AMT)	2,045,000	2,219,213
Chicago Midway Airport Revenue
(Senior) Series C 5.00% 1/1/41 (AMT)	1,250,000	1,305,187
Chicago, Illinois O'Hare International Airport Revenue
Series A 4.00% 1/1/36	1,180,000	1,189,782
Series A 5.00% 1/1/37 (AMT)	5,000,000	5,154,000
Series B 5.00% 1/1/33	2,520,000	2,533,356
Series B 5.00% 1/1/36	5,000,000	5,290,050
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	7,890,000	7,419,677
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,418,944
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,392,878
Series B 5.00% 7/1/49 (AMT)	3,900,000	3,982,914
City of Salt Lake, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	15,000,000	15,405,600
Series B 5.00% 7/1/33	1,000,000	1,040,220
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series C 144A 8.25% 7/1/57 (AMT) #, •	5,900,000	6,069,979
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
(Senior Lien) Series A 4.00% 1/15/46 (BAM)	1,000,000	968,250
Gerald R Ford International Airport Authority Revenue
5.00% 1/1/39 (AMT)	1,000,000	1,088,520
5.00% 1/1/41 (AMT)	1,500,000	1,614,750
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/43	6,500,000	7,092,020
22    NQ- 019 [0524] 0724 (3695088)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Illinois State Toll Highway Authority Revenue
(Senior)
Series A 5.25% 1/1/45	3,500,000	$ 3,771,915
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series A 5.00% 3/1/57 (AGM) (AMT)	6,795,000	6,923,222
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	845,000	906,077
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,639,995
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,021,876
Metropolitan Transportation Authority Revenue
Subseries A-2 4.00% 11/15/41	3,000,000	2,916,810
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	991,360
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	5,710,317
Monroe County, Florida Airport Revenue
(Key West International Airport)
Series 2022 5.00% 10/1/36 (AMT)	1,235,000	1,292,872
Series 2022 5.00% 10/1/37 (AMT)	1,270,000	1,322,502
Series 2022 5.00% 10/1/38 (AMT)	1,360,000	1,408,633
Series 2022 5.00% 10/1/40 (AMT)	1,475,000	1,514,825
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/33	1,770,000	1,826,941
Series E 5.00% 1/1/32	5,050,000	5,291,188
New Orleans, Louisiana Aviation Board Revenue
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	2,910,962
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	2,910,933
New York State Thruway Authority Revenue
Series B 4.00% 1/1/38	2,135,000	2,135,128
Series B 4.00% 1/1/41	10,000,000	9,675,500
NQ- 019 [0524] 0724 (3695088)    23

Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	$ 1,938,885
4.375% 10/1/45 (AMT)	2,500,000	2,431,400
5.00% 1/1/33 (AMT)	790,000	814,972
5.00% 10/1/40 (AMT)	1,125,000	1,166,254
6.00% 4/1/35 (AMT)	2,000,000	2,273,840
Series A 4.00% 7/1/35 (AGM) (AMT)	2,660,000	2,577,779
(John F. Kennedy International Airport New Terminal One Project)
5.00% 12/1/32 (AMT)	1,500,000	1,589,880
5.375% 6/30/60 (AMT)	2,500,000	2,592,750
5.50% 6/30/38 (AMT)	1,670,000	1,819,415
5.50% 6/30/40 (AMT)	800,000	864,328
5.50% 6/30/42 (AGM) (AMT)	1,750,000	1,881,740
Series 2022 5.00% 12/1/33 (AMT)	3,955,000	4,191,311
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,050,870
Pennsylvania Turnpike Commission Revenue
Series A-1 5.00% 12/1/40	2,090,000	2,102,415
Series A-1 5.00% 12/1/45	1,000,000	1,005,690
Series B 5.00% 12/1/45	3,000,000	3,025,830
Port Authority of New York & New Jersey Revenue
5.00% 10/15/32	2,500,000	2,544,175
Series 218 4.00% 11/1/41 (AMT)	2,480,000	2,348,833
Series 221 4.00% 7/15/36 (AMT)	1,200,000	1,196,508
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series 2 6.75% 1/1/45 (AMT)	5,000,000	5,938,950
Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,002,490
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/25 (AMT)	390,000	391,178
Series B 5.00% 1/1/30 (AMT)	230,000	238,924
Series B 5.00% 1/1/32 (AMT)	215,000	223,192
Series B 5.00% 1/1/33 (AMT)	705,000	731,698
Series B 5.00% 1/1/34 (AMT)	880,000	913,854
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/35 (AMT)	675,000	$ 700,204
Series B 5.00% 1/1/36 (AMT)	660,000	683,681
Series B 5.00% 1/1/37 (AMT)	430,000	444,581
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	535,750
5.50% 6/30/43 (AMT)	1,500,000	1,603,740
		179,261,043
Water & Sewer Revenue Bonds — 1.55%
Broward County, Florida Water & Sewer Utility Revenue
Series A 4.00% 10/1/45	2,640,000	2,536,327
City of Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.00% 10/1/47	4,000,000	4,264,240
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,075,810
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/42	2,000,000	2,183,820
5.25% 10/1/44	2,500,000	2,708,375
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	802,140
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/33	2,250,000	2,337,638
		17,908,350
Total Municipal Bonds (cost $1,138,444,627)		1,131,828,485

Short-Term Investments — 1.22%
Variable Rate Demand Notes — 1.22%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.90% 11/15/48 (LOC - Wells Fargo Bank N.A.)	4,300,000	4,300,000
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Schedule of investments
Delaware Tax-Free USA Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.70% 11/15/52 (SPA - Northern Trust)	3,500,000	$ 3,500,000
Los Angeles, California Department of Water & Power Revenue
Series A-1 3.80% 7/1/50 (SPA - Royal Bank of Canada)	1,000,000	1,000,000
Subordinate Series B-3 3.80% 7/1/34 (SPA - Barclays Bank)	2,100,000	2,100,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution)
Series AA-3 4.00% 6/15/49 (SPA - TD Bank, N.A.)	1,200,000	1,200,000
Port of Beaumont Navigation District
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT)#	2,000,000	2,000,000
Total Short-Term Investments (cost $14,100,000)		14,100,000
Total Value of Securities—98.98% (cost $1,152,544,627)		1,145,928,485

Receivables and Other Assets Net of Liabilities—1.02%		11,812,180
Net Assets Applicable to 105,208,184 Shares Outstanding—100.00%		$1,157,740,665
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $86,854,628, which represents 7.50% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
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(Unaudited)
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2024.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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